Consolidated balance sheets - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	€ 1,273,787	€ 1,481,655
Trade accounts and other receivables from unrelated parties	3,574,270	3,409,061
Accounts receivable from related parties	140,072	162,361
Inventories	2,296,214	2,038,014
Other current assets	919,112	876,151
Total current assets	8,203,455	7,967,242
Property, plant and equipment	4,152,682	4,235,027
Right-of-use assets	4,187,126	4,316,440
Intangible assets	1,518,677	1,459,393
Goodwill	15,791,181	14,361,577
Deferred taxes	312,679	315,360
Investment in equity method investees	773,724	786,905
Other non-current assets	814,590	924,614
Total non-current assets	27,550,659	26,399,316
Total assets	35,754,114	34,366,558
Liabilities
Accounts payable to unrelated parties	813,255	736,069
Accounts payable to related parties	118,083	121,457
Current provisions and other current liabilities	3,355,144	3,676,875
Short-term debt from unrelated parties	665,013	1,178,353
Short-term debt from related parties	4,000	77,500
Current portion of long-term debt	694,062	667,966
Current portion of lease liabilities from unrelated parties	649,844	639,947
Current portion of lease liabilities from related parties	23,981	21,631
Income tax liabilities	143,932	137,836
Total current liabilities	6,467,314	7,257,634
Long-term debt, less current portion	7,170,734	6,646,949
Lease liabilities from unrelated parties, less current portion	3,875,216	3,990,153
Lease liabilities from related parties, less current portion	129,722	97,650
Non-current provisions and other non-current liabilities	1,183,910	707,563
Pension liabilities	514,219	782,622
Income tax liabilities	27,345	36,498
Deferred taxes	936,475	868,452
Total non-current liabilities	13,837,621	13,129,887
Total liabilities	20,304,935	20,387,521
Shareholders' equity:
Ordinary shares, no par value, €1.00 nominal value, 362,370,124 shares authorized, 293,413,449 issued and outstanding as of December 31, 2022 (December 31, 2021: 293,004,339)	293,413	293,004
Additional paid-in capital	3,372,799	2,891,276
Retained earnings	10,711,709	10,826,140
Accumulated other comprehensive income (loss)	(388,468)	(1,311,637)
Total FMC AG & Co. KGaA shareholders' equity	13,989,453	12,698,783
Noncontrolling interests	1,459,726	1,280,254
Total equity	15,449,179	13,979,037
Total liabilities and equity	€ 35,754,114	€ 34,366,558